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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08216

Registrant Name: PIMCO Strategic Global Government Fund, Inc.

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: January 31, 2009

Date of Reporting Period: October 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2008 (unaudited)

Principal Amount (000)			Credit Rating (Moody’s/S&P)	Value*
U.S. GOVERNMENT AGENCY SECURITIES—190.6%
		Fannie Mae—90.6%
$391		4.25%, 11/25/24, CMO (l)	Aaa/AAA	$313,382
32		4.25%, 3/25/33, CMO	Aaa/AAA	28,319
200		5.00%, 5/25/16, CMO (l)	Aaa/AAA	201,860
23		5.00%, 12/1/18, MBS	Aaa/AAA	22,623
1,000		5.00%, TBA, MBS (e)	Aaa/AAA	947,344
26		5.112%, 9/1/28, FRN, MBS	Aaa/AAA	26,153
43		5.273%, 4/1/30, FRN, MBS (l)	Aaa/AAA	42,809
55		5.39%, 2/1/27, FRN, MBS (l)	Aaa/AAA	55,493
119		5.50%, 8/25/14, CMO (l)	Aaa/AAA	121,465
46		5.50%, 12/25/16, CMO (l)	Aaa/AAA	47,186
125		5.50%, 7/25/24, CMO (l)	Aaa/AAA	123,089
147		5.50%, 4/1/32, MBS (l)	Aaa/AAA	145,080
98		5.50%, 12/25/32, CMO (l)	Aaa/AAA	99,786
887		5.50%, 12/25/34, CMO (l)	Aaa/AAA	825,290
1,370		5.50%, 4/25/35, CMO (l)	Aaa/AAA	1,271,149
13,500		5.50%, TBA, MBS (e)	Aaa/AAA	13,189,918
18		5.54%, 2/1/32, FRN, MBS	Aaa/AAA	18,146
173		5.611%, 3/1/32, FRN, MBS (l)	Aaa/AAA	172,750
102		5.671%, 12/1/28, FRN, MBS (l)	Aaa/AAA	102,936
100		5.75%, 6/25/33, CMO (l)	Aaa/AAA	93,135
2,500		5.807%, 8/25/43, CMO (l)	Aaa/AAA	2,407,383
101		6.00%, 2/25/17, CMO (l)	Aaa/AAA	104,282
359		6.00%, 4/25/17, CMO (l)	Aaa/AAA	369,430
8,071		6.00%, 1/25/44, CMO	Aaa/AAA	8,252,574
141,100		6.00%, TBA, MBS (e)	Aaa/AAA	140,813,426
82		6.468%, 11/1/27, FRN, MBS (l)	Aaa/AAA	84,861
1		6.48%, 2/1/28, FRN, MBS	Aaa/AAA	1,147
62		6.50%, 5/1/13, MBS (l)	Aaa/AAA	63,366
50		6.50%, 10/1/13, MBS (l)	Aaa/AAA	50,853
433		6.50%, 2/1/14, MBS (l)	Aaa/AAA	443,456
337		6.50%, 6/25/23, CMO (l)	Aaa/AAA	352,058
3		6.50%, 12/1/23, MBS	Aaa/AAA	2,648
—	(h)	6.50%, 3/1/24, MBS	Aaa/AAA	214
38		6.50%, 4/1/27, MBS (l)	Aaa/AAA	38,760
580		6.50%, 11/18/27, CMO (l)	Aaa/AAA	593,623
13		6.50%, 1/1/28, MBS	Aaa/AAA	13,191
722		6.50%, 2/1/28, MBS (l)	Aaa/AAA	738,505
66		6.50%, 4/1/28, MBS (l)	Aaa/AAA	67,997
156		6.50%, 9/1/28, MBS (l)	Aaa/AAA	159,199
1,012		6.50%, 11/1/28, MBS (l)	Aaa/AAA	1,035,455
132		6.50%, 1/1/29, MBS (l)	Aaa/AAA	134,797
56		6.50%, 2/1/29, MBS (l)	Aaa/AAA	57,680
672		6.50%, 3/1/29, MBS (l)	Aaa/AAA	686,621
105		6.50%, 4/1/29, MBS (l)	Aaa/AAA	107,180
26		6.50%, 5/1/29, MBS	Aaa/AAA	26,343
91		6.50%, 6/1/29, MBS (l)	Aaa/AAA	93,880
1,076		6.50%, 7/1/29, MBS (l)	Aaa/AAA	1,099,407
24		6.50%, 8/1/29, MBS	Aaa/AAA	24,517
5		6.50%, 9/1/29, MBS	Aaa/AAA	5,198
15		6.50%, 12/1/29, MBS	Aaa/AAA	15,814

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2008 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Fannie Mae (continued)
$106	6.50%, 8/1/31, MBS (l)	Aaa/AAA	$107,107
2,037	6.50%, 9/25/31, CMO (l)	Aaa/AAA	2,065,854
128	6.50%, 10/1/31, MBS (l)	Aaa/AAA	129,731
61	6.50%, 11/1/31, MBS (l)	Aaa/AAA	62,291
3,601	6.50%, 3/25/32, CMO (l)	Aaa/AAA	3,619,795
77	6.50%, 6/1/32, MBS (l)	Aaa/AAA	77,569
205	6.50%, 8/1/32, MBS (l)	Aaa/AAA	207,072
123	6.50%, 9/1/32, MBS (l)	Aaa/AAA	124,046
1,512	6.50%, 12/25/41, CMO (l)	Aaa/AAA	1,572,912
4,384	6.50%, 7/25/42, CMO	Aaa/AAA	4,599,190
384	6.50%, 8/25/42, CMO (l)	Aaa/AAA	401,727
4,879	6.50%, 9/25/42, CMO	Aaa/AAA	5,114,390
62	6.50%, 10/25/42, CMO	Aaa/AAA	65,344
99	6.50%, 12/25/42, CMO	Aaa/AAA	99,647
2,044	6.50%, 6/25/44, CMO	Aaa/AAA	2,144,427
136	6.745%, 12/1/25, FRN, MBS (l)	Aaa/AAA	138,747
86	6.85%, 12/18/27, CMO (l)	Aaa/AAA	89,326
309	7.00%, 7/18/12, CMO (l)	Aaa/AAA	319,361
176	7.00%, 1/1/13, MBS (l)	Aaa/AAA	184,529
29	7.00%, 2/1/15, MBS (l)	Aaa/AAA	30,193
332	7.00%, 3/1/16, MBS (l)	Aaa/AAA	346,463
181	7.00%, 5/1/16, MBS (l)	Aaa/AAA	190,880
228	7.00%, 11/1/16, MBS (l)	Aaa/AAA	234,399
587	7.00%, 5/1/17, MBS (l)	Aaa/AAA	618,117
164	7.00%, 11/1/17, MBS (l)	Aaa/AAA	172,865
904	7.00%, 7/1/21, MBS (l)	Aaa/AAA	941,969
138	7.00%, 11/1/24, MBS (l)	Aaa/AAA	143,812
15	7.00%, 10/1/25, MBS	Aaa/AAA	15,284
65	7.00%, 6/18/27, CMO (l)	Aaa/AAA	68,664
8	7.00%, 9/1/27, MBS	Aaa/AAA	8,296
14	7.00%, 11/1/27, MBS	Aaa/AAA	14,895
39	7.00%, 12/1/27, MBS (l)	Aaa/AAA	40,854
13	7.00%, 5/1/28, MBS	Aaa/AAA	13,770
36	7.00%, 6/1/28, MBS (l)	Aaa/AAA	37,315
66	7.00%, 2/1/29, MBS (l)	Aaa/AAA	68,267
199	7.00%, 3/1/29, MBS (l)	Aaa/AAA	206,216
272	7.00%, 4/1/29, MBS (l)	Aaa/AAA	283,580
93	7.00%, 5/1/29, MBS (l)	Aaa/AAA	95,756
72	7.00%, 6/1/29, MBS (l)	Aaa/AAA	74,831
33	7.00%, 7/1/29, MBS	Aaa/AAA	33,726
125	7.00%, 9/1/29, MBS (l)	Aaa/AAA	129,655
52	7.00%, 10/1/29, MBS (l)	Aaa/AAA	54,378
4	7.00%, 11/1/29, MBS	Aaa/AAA	4,604
18	7.00%, 3/1/30, MBS	Aaa/AAA	18,254
8,979	7.00%, 4/1/30, MBS (l)	Aaa/AAA	9,351,296
143	7.00%, 5/1/30, MBS (l)	Aaa/AAA	147,905
31	7.00%, 4/1/31, MBS	Aaa/AAA	32,059
22	7.00%, 6/1/31, MBS	Aaa/AAA	22,775
56	7.00%, 7/1/31, MBS (l)	Aaa/AAA	57,923
121	7.00%, 8/1/31, MBS (l)	Aaa/AAA	125,625
146	7.00%, 9/1/31, MBS (l)	Aaa/AAA	151,626

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2008 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Fannie Mae (continued)
$19	7.00%, 11/1/31, MBS	Aaa/AAA	$19,505
208	7.00%, 12/1/31, MBS (l)	Aaa/AAA	215,724
231	7.00%, 2/1/32, MBS (l)	Aaa/AAA	239,069
70	7.00%, 4/1/32, MBS (l)	Aaa/AAA	73,128
199	7.00%, 5/1/32, MBS (l)	Aaa/AAA	206,193
212	7.00%, 6/1/32, MBS (l)	Aaa/AAA	220,018
74	7.00%, 7/1/32, MBS (l)	Aaa/AAA	76,792
70	7.00%, 8/1/32, MBS (l)	Aaa/AAA	72,075
277	7.00%, 9/1/33, MBS (l)	Aaa/AAA	286,635
368	7.00%, 11/1/33, MBS (l)	Aaa/AAA	380,646
594	7.00%, 1/1/34, MBS (l)	Aaa/AAA	613,542
296	7.00%, 7/1/34, MBS (l)	Aaa/AAA	306,273
130	7.00%, 2/25/35, CMO (l)	Aaa/AAA	120,272
281	7.00%, 3/1/35, MBS (l)	Aaa/AAA	290,175
5,698	7.00%, 7/1/36, MBS (l)	Aaa/AAA	5,805,484
2,052	7.00%, 9/25/41, CMO, VRN (l)	Aaa/AAA	2,155,547
256	7.00%, 10/25/41, CMO (l)	Aaa/AAA	260,434
102	7.00%, 7/25/42, CMO (l)	Aaa/AAA	107,304
528	7.00%, 11/25/43, CMO (l)	Aaa/AAA	559,359
532	7.00%, 2/25/44, CMO (l)	Aaa/AAA	575,698
3,464	7.00%, 3/25/45, CMO (l)	Aaa/AAA	3,530,066
1,576	7.00%, 12/1/46, MBS (l)	Aaa/AAA	1,592,075
847	7.00%, 1/1/47, MBS	Aaa/AAA	855,211
8	7.025%, 10/1/31, FRN, MBS	Aaa/AAA	8,451
300	7.065%, 3/1/32, FRN, MBS (l)	Aaa/AAA	313,031
925	7.50%, 6/1/17, MBS (l)	Aaa/AAA	974,635
70	7.50%, 12/1/17, MBS (l)	Aaa/AAA	73,764
547	7.50%, 5/1/22, MBS	Aaa/AAA	580,797
88	7.50%, 10/25/22, CMO (l)	Aaa/AAA	94,824
858	7.50%, 4/1/24, MBS (l)	Aaa/AAA	903,870
52	7.50%, 7/1/26, MBS (l)	Aaa/AAA	54,529
23	7.50%, 8/1/26, MBS	Aaa/AAA	24,299
33	7.50%, 8/1/26, MBS (l)	Aaa/AAA	34,518
37	7.50%, 11/1/26, MBS (l)	Aaa/AAA	38,673
9	7.50%, 1/1/27, MBS	Aaa/AAA	9,928
2	7.50%, 3/1/27, MBS	Aaa/AAA	2,100
5	7.50%, 5/1/27, MBS	Aaa/AAA	5,368
92	7.50%, 7/1/27, MBS (l)	Aaa/AAA	97,413
22	7.50%, 8/1/27, MBS	Aaa/AAA	23,041
7	7.50%, 9/1/27, MBS	Aaa/AAA	7,349
1	7.50%, 10/1/27, MBS	Aaa/AAA	1,540
9	7.50%, 11/1/27, MBS	Aaa/AAA	9,816
34	7.50%, 12/1/27, MBS	Aaa/AAA	35,809
50	7.50%, 1/1/28, MBS (l)	Aaa/AAA	52,594
41	7.50%, 2/1/28, MBS	Aaa/AAA	43,543
21	7.50%, 9/1/29, MBS	Aaa/AAA	21,749
12	7.50%, 10/1/29, MBS	Aaa/AAA	12,349
79	7.50%, 11/1/29, MBS (l)	Aaa/AAA	82,833
45	7.50%, 12/1/29, MBS (l)	Aaa/AAA	47,230
149	7.50%, 4/1/30, MBS (l)	Aaa/AAA	156,339
259	7.50%, 6/19/30, CMO, VRN (l)	Aaa/AAA	267,276

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2008 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Fannie Mae (continued)
$263	7.50%, 6/25/30, CMO (l)	Aaa/AAA	$271,605
1	7.50%, 6/1/31, MBS	Aaa/AAA	1,513
49	7.50%, 7/1/31, MBS (l)	Aaa/AAA	51,243
1,084	7.50%, 7/1/32, MBS (l)	Aaa/AAA	1,147,843
3,454	7.50%, 9/1/35, MBS (l)	Aaa/AAA	3,624,805
1,458	7.50%, 7/25/41, CMO (l)	Aaa/AAA	1,542,537
1,682	7.50%, 2/25/42, CMO, VRN (l)	Aaa/AAA	1,785,886
93	7.50%, 7/25/42, CMO (l)	Aaa/AAA	96,789
10	7.50%, 8/25/42, CMO	Aaa/AAA	10,454
1,457	7.50%, 10/25/42, CMO	Aaa/AAA	1,510,099
988	7.50%, 3/25/44, CMO (l)	Aaa/AAA	1,020,758
3,739	7.50%, 6/25/44, CMO	Aaa/AAA	3,855,025
134	7.70%, 3/25/23, CMO (l)	Aaa/AAA	143,857
90	7.75%, 3/1/31, FRN, MBS (l)	Aaa/AAA	93,180
243	7.815%, 12/1/30, FRN, MBS (l)	Aaa/AAA	245,731
15	8.00%, 4/1/19, MBS	Aaa/AAA	16,282
4	8.00%, 1/1/22, MBS	Aaa/AAA	4,518
4	8.00%, 12/1/22, MBS	Aaa/AAA	4,585
8	8.00%, 6/1/24, MBS	Aaa/AAA	8,225
548	8.00%, 9/1/24, MBS (l)	Aaa/AAA	578,031
2	8.00%, 12/1/24, MBS	Aaa/AAA	2,087
3	8.00%, 9/1/27, MBS	Aaa/AAA	2,785
29	8.00%, 4/1/30, MBS (l)	Aaa/AAA	30,203
118	8.00%, 5/1/30, MBS (l)	Aaa/AAA	124,784
2	8.00%, 6/1/30, MBS	Aaa/AAA	1,873
66	8.00%, 7/1/30, MBS (l)	Aaa/AAA	69,271
2,305	8.00%, 7/19/30, CMO, VRN (l)	Aaa/AAA	2,479,570
55	8.00%, 8/1/30, MBS (l)	Aaa/AAA	58,185
1	8.00%, 9/1/30, MBS	Aaa/AAA	1,198
10	8.00%, 10/1/30, MBS	Aaa/AAA	10,493
22	8.00%, 1/1/31, MBS	Aaa/AAA	22,860
18	8.00%, 3/1/31, MBS	Aaa/AAA	19,016
136	8.00%, 5/1/31, MBS (l)	Aaa/AAA	143,903
621	8.00%, 7/1/31, MBS (l)	Aaa/AAA	657,185
49	8.00%, 8/1/31, MBS (l)	Aaa/AAA	51,790
467	8.00%, 10/1/31, MBS (l)	Aaa/AAA	493,646
85	8.00%, 11/1/31, MBS (l)	Aaa/AAA	90,288
38	8.00%, 1/1/32, MBS (l)	Aaa/AAA	39,863
34	8.00%, 6/1/32, MBS (l)	Aaa/AAA	36,214
3,504	8.00%, 8/1/32, MBS (l)	Aaa/AAA	3,737,776
109	8.50%, 4/1/16, MBS (l)	Aaa/AAA	121,540
1,879	8.50%, 6/18/27, CMO (l)	Aaa/AAA	2,050,851
181	8.50%, 6/25/30, CMO (l)	Aaa/AAA	188,293
1	8.75%, 5/1/17, MBS	Aaa/AAA	918
9,576	9.00%, 12/1/19, MBS (l)	Aaa/AAA	10,708,110
1,352	9.418%, 5/15/21, MBS (l)	Aaa/AAA	1,494,872
450	10.103%, 7/15/27, MBS	Aaa/AAA	520,251
58	10.30%, 4/25/19, CMO (l)	Aaa/AAA	61,274

			272,322,053

	Federal Housing Administration—0.1%
183	7.43%, 6/1/24 (g)	Aaa/AAA	184,618

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2008 (unaudited)

Principal Amount (000)			Credit Rating (Moody’s/S&P)	Value*
		Freddie Mac—50.7%
$200		5.00%, 10/15/16, CMO (l)	Aaa/AAA	$201,357
250		5.00%, 11/15/16, CMO (l)	Aaa/AAA	254,127
68		5.00%, 2/15/24, CMO (l)	Aaa/AAA	66,014
142		5.221%, 9/1/31, FRN, MBS (l)	Aaa/AAA	142,889
100		5.50%, 12/1/31, MBS (l)	Aaa/AAA	97,969
11		5.585%, 12/1/26, FRN, MBS	Aaa/AAA	11,580
11		5.806%, 4/1/33, FRN, MBS	Aaa/AAA	11,446
111		6.00%, 10/15/12, CMO (l)	Aaa/AAA	113,907
441		6.00%, 9/15/16, CMO (l)	Aaa/AAA	455,581
4,636		6.00%, 12/15/16, CMO (l)	Aaa/AAA	4,792,921
63		6.00%, 3/15/17, CMO (l)	Aaa/AAA	64,855
1,731		6.00%, 4/1/17, MBS (l)	Aaa/AAA	1,750,653
1,351		6.00%, 12/15/28, CMO (l)	Aaa/AAA	1,357,054
12		6.00%, 2/1/33, MBS	Aaa/AAA	12,393
2,665		6.00%, 3/1/33, MBS (l)	Aaa/AAA	2,661,142
78		6.00%, 2/1/34, MBS (l)	Aaa/AAA	78,468
112		6.00%, 3/15/35, CMO (l)	Aaa/AAA	105,761
2,078		6.50%, 11/1/16, MBS (l)	Aaa/AAA	2,131,166
300		6.50%, 4/15/18, CMO (l)	Aaa/AAA	306,823
29		6.50%, 8/1/21, MBS (l)	Aaa/AAA	29,804
3,000		6.50%, 10/15/23, CMO (l)	Aaa/AAA	3,090,044
101		6.50%, 12/15/23, CMO (l)	Aaa/AAA	102,596
12		6.50%, 6/1/29, MBS	Aaa/AAA	11,938
17,693		6.50%, 6/15/31, CMO (l)	Aaa/AAA	17,930,604
100		6.50%, 12/15/31, CMO (l)	Aaa/AAA	101,061
1,707		6.50%, 6/15/32, CMO (l)	Aaa/AAA	1,715,139
7,498		6.50%, 7/15/32, CMO (l)	Aaa/AAA	7,646,160
8,904		6.50%, 7/1/37, MBS (l)	Aaa/AAA	8,949,102
143		6.50%, 2/25/43, CMO (l)	Aaa/AAA	141,848
134		6.50%, 9/25/43, CMO, VRN (l)	Aaa/AAA	140,184
785		6.50%, 10/25/43, CMO	Aaa/AAA	794,017
6,503		6.50%, 3/25/44, CMO	Aaa/AAA	6,749,578
4,900		6.50%, TBA, MBS (e)	Aaa/AAA	4,966,611
2,135		6.90%, 9/15/23, CMO (l)	Aaa/AAA	2,247,581
1,000		6.95%, 7/15/21, CMO (l)	Aaa/AAA	1,069,079
1,225		6.984%, 7/25/32, CMO, VRN	Aaa/AAA	1,293,480
3		7.00%, 11/1/09, MBS	Aaa/AAA	2,995
—	(h)	7.00%, 1/1/10, MBS	Aaa/AAA	442
—	(h)	7.00%, 8/1/10, MBS	Aaa/AAA	365
7		7.00%, 11/1/10, MBS	Aaa/AAA	6,928
3		7.00%, 1/1/11, MBS	Aaa/AAA	2,958
1,822		7.00%, 9/1/11, MBS (l)	Aaa/AAA	1,909,030
13		7.00%, 3/1/12, MBS	Aaa/AAA	13,489
202		7.00%, 7/15/12, CMO (l)	Aaa/AAA	203,739
267		7.00%, 9/1/12, MBS (l)	Aaa/AAA	281,632
42		7.00%, 10/1/12, MBS (l)	Aaa/AAA	43,970
25		7.00%, 11/1/12, MBS	Aaa/AAA	26,155
30		7.00%, 12/1/12, MBS (l)	Aaa/AAA	31,084
1,215		7.00%, 7/1/13, MBS (l)	Aaa/AAA	1,273,270
16		7.00%, 1/1/14, MBS	Aaa/AAA	17,188
728		7.00%, 9/1/14, MBS (l)	Aaa/AAA	768,091

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2008 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Freddie Mac (continued)
$171	7.00%, 11/1/14, MBS (l)	Aaa/AAA	$180,785
55	7.00%, 7/1/15, MBS	Aaa/AAA	57,797
18	7.00%, 8/1/15, MBS	Aaa/AAA	18,842
59	7.00%, 4/1/16, MBS (l)	Aaa/AAA	61,904
8	7.00%, 6/1/16, MBS	Aaa/AAA	8,251
58	7.00%, 7/1/16, MBS (l)	Aaa/AAA	61,733
16	7.00%, 11/1/16, MBS	Aaa/AAA	16,859
43	7.00%, 3/1/17, MBS (l)	Aaa/AAA	44,722
1,427	7.00%, 6/1/17, MBS (l)	Aaa/AAA	1,504,082
1,104	7.00%, 8/1/21, MBS (l)	Aaa/AAA	1,147,875
1,346	7.00%, 9/1/21, MBS (l)	Aaa/AAA	1,400,525
1,936	7.00%, 1/15/24, CMO (l)	Aaa/AAA	2,037,906
100	7.00%, 3/15/24, CMO (l)	Aaa/AAA	104,989
13	7.00%, 7/1/24, MBS	Aaa/AAA	13,365
1,081	7.00%, 9/15/25, CMO (l)	Aaa/AAA	1,134,880
2,929	7.00%, 7/1/26, MBS (l)	Aaa/AAA	2,991,317
1,457	7.00%, 7/15/27, CMO (l)	Aaa/AAA	1,530,834
4,311	7.00%, 3/15/29, CMO (l)	Aaa/AAA	4,380,803
149	7.00%, 3/1/31, MBS (l)	Aaa/AAA	153,103
2,436	7.00%, 6/15/31, CMO (l)	Aaa/AAA	2,504,833
1,016	7.00%, 10/1/31, MBS (l)	Aaa/AAA	1,044,534
476	7.00%, 1/1/32, MBS (l)	Aaa/AAA	491,810
28	7.00%, 3/1/32, MBS (l)	Aaa/AAA	29,247
153	7.00%, 4/1/32, MBS (l)	Aaa/AAA	156,895
625	7.00%, 1/1/36, MBS (l)	Aaa/AAA	642,599
10,347	7.00%, 6/1/36, MBS (l)	Aaa/AAA	10,467,193
1,263	7.00%, 7/1/36, MBS (l)	Aaa/AAA	1,278,225
9,734	7.00%, 8/1/36, MBS (l)	Aaa/AAA	9,847,262
7,445	7.00%, 9/1/36, MBS (l)	Aaa/AAA	7,531,744
2,932	7.00%, 11/1/36, MBS (l)	Aaa/AAA	2,967,482
1,040	7.00%, 12/1/36, MBS (l)	Aaa/AAA	1,051,867
8,265	7.00%, 1/1/37, MBS (l)	Aaa/AAA	8,361,777
1,098	7.00%, 2/25/43, CMO (l)	Aaa/AAA	1,183,413
461	7.00%, 9/25/43, CMO (l)	Aaa/AAA	486,333
145	7.00%, 10/25/43, CMO	Aaa/AAA	153,862
128	7.50%, 1/1/16, MBS (l)	Aaa/AAA	135,289
1,325	7.50%, 5/15/24, CMO (l)	Aaa/AAA	1,418,169
527	7.50%, 8/1/24, MBS (l)	Aaa/AAA	557,917
4	7.50%, 6/1/25, MBS	Aaa/AAA	4,619
30	7.50%, 12/1/25, MBS	Aaa/AAA	31,508
8	7.50%, 1/1/26, MBS	Aaa/AAA	8,619
19	7.50%, 2/1/26, MBS	Aaa/AAA	20,135
29	7.50%, 3/1/26, MBS	Aaa/AAA	30,602
46	7.50%, 4/1/26, MBS (l)	Aaa/AAA	48,621
42	7.50%, 5/1/26, MBS	Aaa/AAA	44,403
355	7.50%, 6/1/26, MBS (l)	Aaa/AAA	375,190
264	7.50%, 7/1/26, MBS (l)	Aaa/AAA	279,176
55	7.50%, 8/1/26, MBS	Aaa/AAA	57,850
15	7.50%, 11/1/26, MBS	Aaa/AAA	15,552
646	7.50%, 12/1/26, MBS (l)	Aaa/AAA	682,643
279	7.50%, 3/15/28, CMO (l)	Aaa/AAA	287,608

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2008 (unaudited)

Principal Amount (000)			Credit Rating (Moody’s/S&P)	Value*
		Freddie Mac (continued)
$5		7.50%, 2/1/30, MBS	Aaa/AAA	$5,024
16		7.50%, 4/1/30, MBS	Aaa/AAA	16,884
—	(h)	7.50%, 6/1/30, MBS	Aaa/AAA	308
11		7.50%, 10/1/30, MBS	Aaa/AAA	12,089
25		7.50%, 11/1/30, MBS	Aaa/AAA	26,727
1,382		7.50%, 12/1/30, MBS (l)	Aaa/AAA	1,458,623
1,006		7.50%, 5/1/32, MBS (l)	Aaa/AAA	1,062,932
293		7.50%, 7/25/32, CMO, VRN (l)	Aaa/AAA	295,963
297		7.50%, 7/1/33, MBS (l)	Aaa/AAA	308,811
1,411		7.50%, 3/1/37, MBS (l)	Aaa/AAA	1,458,915
88		7.50%, 2/25/42, CMO (l)	Aaa/AAA	96,041
56		8.00%, 2/15/22, CMO (l)	Aaa/AAA	57,260
107		8.00%, 8/15/22, CMO (l)	Aaa/AAA	115,975
45		8.00%, 7/1/24, MBS	Aaa/AAA	47,445
71		8.00%, 8/1/24, MBS (l)	Aaa/AAA	75,016
873		8.00%, 12/1/26, MBS (l)	Aaa/AAA	923,994
278		8.00%, 4/15/30, CMO (l)	Aaa/AAA	293,073
386		8.50%, 4/15/22, CMO (l)	Aaa/AAA	405,112
539		8.50%, 10/1/30, MBS	Aaa/AAA	574,460

				152,458,469

		Ginnie Mae—45.5%
446		5.50%, 6/20/35, FRN, MBS	Aaa/AAA	450,666
125,000		6.00%, TBA, MBS (e)	Aaa/AAA	125,019,500
98		6.50%, 6/20/32, CMO (l)	Aaa/AAA	98,924
4		7.00%, 4/15/24, MBS	Aaa/AAA	4,167
37		7.00%, 7/15/25, MBS	Aaa/AAA	37,829
61		7.00%, 9/15/25, MBS	Aaa/AAA	63,330
23		7.00%, 11/15/25, MBS	Aaa/AAA	23,593
13		7.00%, 12/15/25, MBS	Aaa/AAA	13,453
51		7.00%, 3/15/26, MBS	Aaa/AAA	52,689
11		7.00%, 4/15/26, MBS	Aaa/AAA	11,338
5		7.00%, 5/15/26, MBS	Aaa/AAA	5,427
69		7.00%, 6/15/26, MBS	Aaa/AAA	71,488
5,398		7.00%, 3/20/31, CMO (l)	Aaa/AAA	5,597,646
182		7.25%, 7/16/28, CMO (l)	Aaa/AAA	185,395
7		7.50%, 1/15/17, MBS	Aaa/AAA	7,238
10		7.50%, 2/15/17, MBS	Aaa/AAA	10,556
10		7.50%, 3/15/17, MBS	Aaa/AAA	10,185
4		7.50%, 4/15/17, MBS	Aaa/AAA	3,859
9		7.50%, 5/15/17, MBS	Aaa/AAA	9,606
3		7.50%, 7/15/17, MBS	Aaa/AAA	3,122
2		7.50%, 6/15/23, MBS	Aaa/AAA	1,625
20		7.50%, 10/15/25, MBS	Aaa/AAA	20,846
—	(h)	7.50%, 2/15/26, MBS	Aaa/AAA	441
167		7.50%, 3/15/26, MBS	Aaa/AAA	176,981
177		7.50%, 6/20/26, CMO (l)	Aaa/AAA	193,936
423		7.50%, 9/15/26, MBS	Aaa/AAA	447,219
11		7.50%, 12/15/26, MBS	Aaa/AAA	11,521
4		7.50%, 1/15/27, MBS	Aaa/AAA	4,381
6		7.50%, 2/15/27, MBS	Aaa/AAA	6,147
73		7.50%, 3/15/27, MBS	Aaa/AAA	76,814

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2008 (unaudited)

Principal Amount (000)			Credit Rating (Moody’s/S&P)	Value*
		Ginnie Mae (continued)
$363		7.50%, 4/15/27, MBS	Aaa/AAA	$383,805
11		7.50%, 5/15/27, MBS	Aaa/AAA	12,072
134		7.50%, 6/15/27, MBS	Aaa/AAA	141,920
193		7.50%, 7/15/27, MBS	Aaa/AAA	203,674
60		7.50%, 8/15/27, MBS	Aaa/AAA	63,409
79		7.50%, 12/15/27, MBS	Aaa/AAA	83,561
457		7.50%, 1/15/28, MBS	Aaa/AAA	482,619
107		7.50%, 2/15/28, MBS	Aaa/AAA	112,883
174		7.50%, 1/15/29, MBS	Aaa/AAA	183,697
234		7.50%, 2/15/29, MBS	Aaa/AAA	247,010
184		7.50%, 3/15/29, MBS	Aaa/AAA	193,749
5		8.00%, 6/15/16, MBS	Aaa/AAA	5,762
—	(h)	8.00%, 7/15/16, MBS	Aaa/AAA	246
12		8.00%, 1/15/17, MBS	Aaa/AAA	12,703
3		8.00%, 2/15/17, MBS	Aaa/AAA	3,916
14		8.00%, 3/15/17, MBS	Aaa/AAA	15,215
23		8.00%, 4/15/17, MBS	Aaa/AAA	24,805
17		8.00%, 5/15/17, MBS	Aaa/AAA	18,649
10		8.00%, 6/15/17, MBS	Aaa/AAA	10,362
14		8.00%, 7/15/17, MBS	Aaa/AAA	14,566
1		8.00%, 1/15/20, MBS	Aaa/AAA	656
2		8.00%, 2/15/20, MBS	Aaa/AAA	2,345
1		8.00%, 5/15/21, MBS	Aaa/AAA	678
10		8.00%, 11/15/21, MBS	Aaa/AAA	11,002
7		8.00%, 12/15/21, MBS	Aaa/AAA	7,419
11		8.00%, 4/15/22, MBS	Aaa/AAA	11,268
1		8.00%, 5/15/22, MBS	Aaa/AAA	863
9		8.00%, 11/15/22, MBS	Aaa/AAA	9,821
463		8.00%, 3/20/30, CMO (l)	Aaa/AAA	496,405
—	(h)	8.50%, 10/15/16, MBS	Aaa/AAA	287
—	(h)	8.50%, 10/15/17, MBS	Aaa/AAA	533
—	(h)	8.50%, 5/15/22, MBS	Aaa/AAA	261
1		8.50%, 1/15/23, MBS	Aaa/AAA	1,047
9		8.50%, 4/15/23, MBS	Aaa/AAA	10,098
3		8.50%, 8/15/30, MBS	Aaa/AAA	3,737
12		8.50%, 2/15/31, MBS	Aaa/AAA	13,038
18		9.00%, 6/15/16, MBS	Aaa/AAA	19,210
47		9.00%, 11/15/16, MBS	Aaa/AAA	50,708
98		9.00%, 12/15/16, MBS	Aaa/AAA	106,935
39		9.00%, 9/15/17, MBS	Aaa/AAA	42,422
75		9.00%, 12/15/17, MBS	Aaa/AAA	83,382
72		9.00%, 3/15/18, MBS	Aaa/AAA	78,201
139		9.00%, 5/15/18, MBS	Aaa/AAA	150,981
24		9.00%, 6/15/18, MBS	Aaa/AAA	26,132
364		9.00%, 10/15/19, MBS	Aaa/AAA	396,646
184		9.00%, 11/15/19, MBS	Aaa/AAA	200,994
126		9.00%, 1/15/20, MBS	Aaa/AAA	137,414

				136,697,028

		Small Business Administration—1.0%
1,038		4.754%, 8/10/14	Aaa/AAA	1,004,811
892		5.038%, 3/10/15	Aaa/AAA	868,295

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2008 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Small Business Administration (continued)
$212	6.30%, 7/1/13	Aaa/AAA	$214,249
553	6.30%, 6/1/18	Aaa/AAA	567,231
192	6.40%, 8/1/13	Aaa/AAA	195,160
71	7.20%, 6/1/17	Aaa/AAA	73,788
61	7.449%, 8/10/10	Aaa/AAA	62,134
47	7.70%, 7/1/16	Aaa/AAA	48,544

			3,034,212

	Vendee Mortgage Trust, CMO—2.7%
567	6.50%, 3/15/29	Aaa/AAA	594,014
114	6.75%, 2/15/26	Aaa/AAA	117,870
258	6.75%, 6/15/26	Aaa/AAA	273,891
6,606	7.50%, 9/15/30	Aaa/AAA	7,049,350

			8,035,125

	Total U.S. Government Agency Securities (cost—$577,430,631)		572,731,505

MORTGAGE-BACKED SECURITIES—34.6%
83	Citigroup Mortgage Loan Trust, Inc., 7.00%, 9/25/33, CMO	Aaa/NR	78,579
	Countrywide Alternative Loan Trust, CMO,
1,992	6.25%, 8/25/37	Aaa/B	1,135,729
2,453	6.50%, 7/25/35	Aaa/AAA	1,700,279
	Countrywide Home Loan Mortgage Pass-Through Trust, CMO,
1,750	5.281%, 8/25/34, FRN	Aaa/AAA	1,436,198
306	6.00%, 11/25/26 (a)(d)	Aaa/AAA	305,056
5,227	7.50%, 11/25/34 (a)(d)	Aaa/NR	5,081,112
	Credit Suisse First Boston Mortgage Securities Corp., CMO,
914	3.909%, 3/25/34, FRN	Aa2/AA+	809,258
1,627	7.00%, 2/25/34	Aaa/AAA	1,438,976
1,340	DLJ Commercial Mortgage Corp., 7.34%, 10/10/32, CMO	Aaa/NR	1,337,597
1,087	GMAC Mortgage Corp. Loan Trust, 5.217%, 8/19/34, CMO, FRN	Aaa/AAA	714,776
4,753	GSAA Trust, 6.00%, 4/1/34, CMO	Aaa/AAA	3,806,501
	GSMPS Mortgage Loan Trust, CMO (a)(d),
4,723	7.00%, 6/25/43	NR/NR	4,540,163
148	7.50%, 6/19/27, VRN	NR/NR	152,711
2,219	8.00%, 9/19/27, VRN	NR/NR	2,304,012
	GSR Mortgage Loan Trust, CMO,
10,767	5.248%, 11/25/35, VRN	NR/AAA	8,979,940
5,000	5.50%, 11/25/35	NR/AAA	3,699,696
4,081	6.50%, 1/25/34	NR/AAA	3,734,323
	MASTR Alternative Loans Trust, CMO,
1,776	6.50%, 3/25/34	Aaa/AAA	1,535,190
193	7.00%, 4/25/34	Aaa/AAA	170,276
	MASTR Reperforming Loan Trust, CMO,
3,970	7.00%, 5/25/35 (a)(d)	Aaa/AAA	4,005,343
5,820	7.50%, 7/25/35	Aaa/AAA	6,182,155
	Nomura Asset Acceptance Corp., CMO (a)(d),
3,345	7.00%, 10/25/34	Aaa/AAA	3,162,273
4,575	7.50%, 3/25/34	Aaa/AAA	4,386,938
10,034	7.50%, 10/25/34	Aaa/AAA	9,590,196
	Residential Accredit Loans, Inc., CMO,
4,888	3.439%, 6/25/46, FRN	Aaa/AAA	2,836,948
5,730	6.00%, 8/25/35	NR/AAA	4,704,803

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2008 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Residential Asset Mortgage Products, Inc., CMO,
$197	6.50%, 11/25/31	NR/AAA	$201,005
2,158	7.00%, 8/25/16	NR/AAA	2,223,468
1,467	8.50%, 10/25/31	Aaa/AAA	1,440,991
2,080	8.50%, 11/25/31	NR/AAA	2,111,545
785	Structured Adjustable Rate Mortgage Loan Trust, 4.26%, 3/25/34, CMO, VRN	Aaa/AAA	653,373
7,330	Structured Asset Mortgage Investments, Inc., 4.165%, 8/25/47, CMO, FRN	Aaa/AAA	3,616,048
7,301	Structured Asset Securities Corp., 7.50%, 10/25/36, CMO (a)(d)	Aaa/AAA	7,983,545
	Washington Mutual, Inc., CMO,
3,790	6.50%, 8/25/34	NR/AAA	3,278,226
685	7.00%, 3/25/34	NR/AAA	619,440
2,878	7.50%, 4/25/33	NR/AAA	2,709,460
1,800	Wells Fargo Mortgage-Backed Securities Trust, 4.207%, 6/25/35, CMO, FRN	NR/AAA	1,437,224

	Total Mortgage-Backed Securities (cost—$117,533,844)		104,103,353

CORPORATE BONDS & NOTES—19.2%
Financial Services—6.8%
1,500	ATF Bank, 8.875%, 11/9/09	Baa2/BB+	1,148,160
	Bear Stearns Cos., Inc.,
2,000	6.40%, 10/2/17	Aa2/AA-	1,781,736
3,000	6.95%, 8/10/12	Aa2/AA-	2,964,087
3,800	C10 Capital SPV Ltd., 6.722%, 12/31/16, FRN (i)	NR/BB+	1,862,000
2,000	Desarrolladora Homex SAB de C.V., 7.50%, 9/28/15	Ba3/BB-	1,210,000
3,000	General Motors Acceptance Corp. LLC, 6.00%, 12/15/11	Caa1/B-	1,695,111
5,000	GPB Eurobond Finance PLC, 6.50%, 9/23/15	A3/BBB-	2,830,500
5,000	Teco Finance, Inc., 6.75%, 5/1/15	Baa3/BB+	4,217,205
1,800	UBS AG, 5.875%, 12/20/17	Aa2/AA-	1,440,074
2,000	Wells Fargo Capital X, 5.95%, 12/15/86 (Converts to FRN on 12/15/36)	Aa2/AA-	1,308,160

			20,457,033

Industrial—10.2%
1,000	Archer-Daniels-Midland Co., 6.45%, 1/15/38	A2/A	799,975
2,000	Bon-Ton Stores, Inc., 10.25%, 3/15/14	Caa1/CCC	330,000
2,000	Cablemas S.A. de C.V., 9.375%, 11/15/15 (a)(d)	Ba3/BB	1,710,000
400	CODELCO, Inc., 6.15%, 10/24/36	Aa3/A	284,284
3,700	CSN Islands IX Corp., 10.50%, 1/15/15	Ba1/BB+	3,357,750
	Dynegy Holdings, Inc.,
1,000	7.125%, 5/15/18	B2/B	645,000
2,000	8.375%, 5/1/16	B2/B	1,490,000
1,500	Echostar DBS Corp., 7.125%, 2/1/16	Ba3/BB-	1,211,250
	Gaz Capital S.A.,
€1,000	5.875%, 6/1/15 (a)(d)	A3/BBB	713,279
$3,000	8.625%, 4/28/34	A3/BBB	2,100,000
2,000	Gazprom AG, 9.625%, 3/1/13	A3/BBB	1,716,102
	Georgia-Pacific LLC,
500	7.00%, 1/15/15 (a)(d)	Ba3/BB-	370,000
1,500	7.70%, 6/15/15	B2/B+	1,050,000
1,500	7.75%, 11/15/29	B2/B+	907,500
	HCA, Inc.,
1,500	9.00%, 12/15/14	Caa1/B-	960,990
700	9.25%, 11/15/16 (d)	B2/BB-	600,250
	Pemex Project Funding Master Trust,
900	6.625%, 6/15/38 (a)(d)	Baa1/BBB+	675,000
80	9.125%, 10/13/10	Baa1/BBB+	80,200

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2008 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
$2,300	Petroliam Nasional Bhd., 7.625%, 10/15/26	A1/A-	$1,805,730
3,500	RH Donnelley Corp., 8.875%, 1/15/16	B3/B-	752,500
1,500	SemGroup L.P., 8.75%, 11/15/15 (a)(d)(f)	NR/NR	97,500
1,500	Service Corp. International, 7.625%, 10/1/18	B1/BB-	1,185,000
2,000	Sino-Forest Corp., 9.125%, 8/17/11 (a)(d)	Ba2/BB	1,210,000
1,000	Southern Copper Corp., 7.50%, 7/27/35	Baa2/BBB-	659,572
1,500	SUPERVALU, Inc., 7.50%, 11/15/14	B1/B+	1,237,500
2,854	United Air Lines, Inc., 6.636%, 1/2/24	Ba1/BBB-	1,719,333
	Vale Overseas Ltd.,
900	6.25%, 1/23/17	Baa2/BBB+	734,917
1,900	6.875%, 11/21/36	Baa2/BBB+	1,371,502
1,500	Verso Paper Holdings LLC, 9.125%, 8/1/14	B2/B+	802,500

			30,577,634

Utilities—2.2%
2,000	Cia Energetica de Sao Paulo, 10.00%, 3/2/11 (a)(d)	Ba2/NR	1,730,000
2,000	Enersis S.A., 7.375%, 1/15/14	Baa3/BBB	1,878,236
2,500	Nevada Power Co., 6.50%, 5/15/18	Baa3/BBB	2,122,940
1,250	Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.332%, 9/30/27 (b)	Aa2/A	984,584

			6,715,760

	Total Corporate Bonds & Notes (cost—$84,615,012)		57,750,427

SOVEREIGN DEBT OBLIGATIONS—5.7%
Colombia—0.3%
1,100	Colombia Government International Bond, 7.375%, 9/18/37	Ba1/BBB-	907,500

Dominican Republic—0.9%
5,465	Dominican Republic International Bond, 9.04%, 1/23/18	B2/B+	2,869,064

Jamaica—1.3%
	Jamaica Government International Bond,
1,000	8.50%, 2/28/36	B1/B	705,000
4,000	10.625%, 6/20/17	B1/B	3,300,000

			4,005,000

Panama—1.2%
3,641	Republic of Panama, 9.375%, 4/1/29	Ba1/BB+	3,549,975

Tunisia—0.6%
2,000	Banque Centrale de Tunisie, 7.375%, 4/25/12	Baa2/BBB	1,930,000

Ukraine—1.1%
6,200	Republic of Ukraine, 7.65%, 6/11/13	B1/B	3,162,000

Venezuela—0.2%
1,000	Venezuela Government International Bond, 9.375%, 1/13/34	B2/BB-	515,000

	Total Sovereign Debt Obligations (cost—$27,085,942)		16,938,539

ASSET-BACKED SECURITIES—2.9%
1,250	Access Financial Manufactured Housing Contract Trust, 7.65%, 5/15/21	B2/NR	1,132,113
95	ACE Securities Corp., 6.509%, 4/25/35, FRN (a)(d)	C/D	570
	Ameriquest Mortgage Securities, Inc., FRN,
2,414	6.784%, 11/25/32	Caa3/D	239,864
1,334	7.528%, 2/25/33	Ca/D	137,063

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2008 (unaudited)

Principal Amount (000)			Credit Rating (Moody’s/S&P)	Value*
$1,132		Bear Stearns Alt-A Trust, 6.25%, 8/25/36, CMO, VRN	Aa1/BB	$660,120
		Conseco Finance Securitizations Corp.,
854		7.96%, 2/1/32	Caa1/CCC-	663,073
385		7.97%, 5/1/32	Caa1/CCC-	285,019
		Green Tree Financial Corp.,
338		6.53%, 2/1/31, VRN	NR/B-	264,606
461		7.05%, 1/15/27	B3/B	377,363
1,000		Greenpoint Manufactured Housing, 8.30%, 10/15/26, VRN	Ca/NR	861,863
4,289		Morgan Stanley ABS Capital I, 3.439%, 1/25/36, FRN	Aaa/AAA	3,900,448
54		Oakwood Mortgage Investors, Inc., 4.79%, 5/15/13, FRN	Ba2/BB-	41,335
43		Residential Asset Mortgage Products, Inc., 8.50%, 12/25/31	NR/AAA	27,811

		Total Asset-Backed Securities (cost—$10,058,411)		8,591,248

SENIOR LOANS (a)(c)—0.6%
Financial Services—0.6%
2,673		Chrysler Financial Corp., 6.82%, 8/3/12 (cost—$2,564,608)		1,833,232

MUNICIPAL BOND—0.4%
West Virginia—0.4%
1,970		Tobacco Settlement Finance Auth. Rev., Ser. A, 7.467%, 6/1/47 (cost—$1,852,339)	Baa3/BBB	1,282,490

SHORT-TERM INVESTMENTS—28.2%
U.S. Treasury Bills (j)—11.1%
33,200		0.30%-1.85%, 11/28/08-12/26/08 (cost—$33,179,478)		33,179,478

Commercial Paper—8.8%
Financial Services—8.8%
5,900		Bank of America Corp., 3.17%, 2/12/09	P-1/A-1+	5,840,115
		Citigroup Funding, Inc.,
7,600		1.00%, 1/26/09	P-1/A-1+	7,540,594
1,400		3.60%, 1/22/09	P-1/A-1+	1,389,052
5,900		Goldman Sachs Group, Inc., 3.25%, 1/22/09	P-1/A-1+	5,853,862
5,800		Morgan Stanley, 1.00%, 1/22/09	P-1/A-1	5,751,022

		Total Commercial Paper (cost—$26,385,332)		26,374,645

U.S. Government Agency Securities—2.3%
49		Fannie Mae, 7.00%, 6/1/09, MBS (l)	Aaa/AAA	49,560
6,800		Federal Home Loan Bank Discount Notes, 2.50%, 11/24/08	A-1+/A-1	6,790,083
		Freddie Mac, MBS,
—	(h)	7.00%, 1/1/09	Aaa/AAA	288
1		7.00%, 2/1/09	Aaa/AAA	730
3		7.00%, 3/1/09	Aaa/AAA	2,892
4		7.00%, 4/1/09	Aaa/AAA	3,913
4		7.00%, 6/1/09	Aaa/AAA	3,970
—	(h)	7.00%, 9/1/09	Aaa/AAA	52
1		7.00%, 10/1/09	Aaa/AAA	924
111		Small Business Administration, 7.54%, 8/10/09	Aaa/AAA	113,375

		Total U.S. Government Agency Securities (cost—$6,965,221)		6,965,787

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2008 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
Corporate Notes—0.7%
Financial Services—0.7%
$2,500	General Motors Acceptance Corp. LLC, FRN, 4.054%, 5/15/09 (cost—$2,500,000)	Caa1/B-	$2,178,800

Repurchase Agreement—5.3%
16,000	Deutsche Bank, dated 10/31/08, 0.15% due 11/3/08, proceeds $16,000,200; collateralized by Federal Home Loan Bank, 4.449%, due 10/13/09, valued at $16,347,893 including accrued interest (cost—$16,000,000)		16,000,000

	Total Short-Term Investments (cost—$85,030,031)		84,698,710

Contracts/ Notional Amount
OPTIONS PURCHASED (k)—0.0%
	Put Options—0.0%
	Fannie Mae (OTC),
131,300,000	strike price $81, expires 12/4/08		1
6,000,000	strike price $81.25, expires 1/6/09		191
	Ginnie Mae (OTC),
39,100,000	strike price $76, expires 11/12/08		—
26,000,000	strike price $81, expires 12/11/08		215
59,900,000	strike price $81.50, expires 1/14/09		3,845
	U.S. Treasury Notes 2 yr. Futures (CBOT),
100	strike price $102, expires 11/21/08		1,562

	Total Options Purchased (cost—$32,189)		5,814

	Total Investments before securities sold short (cost—$906,203,007) — 282.2%		847,935,318

Principal Amount (000)
SECURITY SOLD SHORT—(0.3)%
	Fannie Mae—(0.3)%
1,000	5.00%, TBA
	(proceeds—$978,594)	Aaa/AAA	(947,344)

	Total Investments net of securities sold short (cost—$905,224,413) — 281.9%		846,987,974
	Other liabilities in excess of other assets — (181.9)%		(546,490,371)

	Net Assets — 100.0%		$300,497,603

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Directors, or persons acting at their discretion pursuant to procedures established by the Board of Directors, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $49,850,930, representing 16.59% of net assets.

(b)	Illiquid security.

(c)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on October 31, 2008.

(d)	144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Delayed-delivery security. To be delivered after October 31, 2008.

(f)	Security in default.

(g)	Fair valued—Securities with an aggregate value of $184,618, representing 0.06% of net assets.

(h)	Principal amount less than $500.

(i)	Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable therafter.

(j)	All or partial amount segregated as collateral for future contracts and swaps.

(k)	Non-income producing.

(l)	All or partial amount segregated as collateral for reverse repurchase agreements.

Glossary:

ABS—Asset Backed Securities

£—British Pound

CMO—Collateralized Mortgage Obligation

€—Euro

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on October 31, 2008.

¥—Japanese Yen

LIBOR—London Inter-Bank Offered Rate

MBS—Mortgage-Backed Securities

NR—Not Rated

TBA—To Be Announced

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on October 31, 2008.

Other Investments:

(1) Futures contracts outstanding at October 31, 2008:

Type	Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation
Long: U.S. Treasury Notes 2 yr. Futures	100	$21,483	12/31/08	$264,184

The Fund pledged to brokers $171,000 in cash as collateral for futures contracts.

(2) Credit default swap contracts outstanding at October 31, 2008:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received (Paid) by Fund	Unrealized Appreciation (Depreciation)
Bank of America:
ABS Home Equity Index	$6,000	8/25/37	0.15%	$(74,050)
Citigroup:
Bear Stearns	3,000	9/20/12	(4.05)%	(327,018)
Home Equity Index	10,000	8/25/37	0.09%	(824,050)
Credit Suisse First Boston:
ABS Home Equity Index	15,500	8/25/37	0.15%	(772,481)
Deutsche Bank:
American International Group	3,000	3/20/13	2.10%	(1,417,352)
Home Equity Index	7,738	7/25/45	0.18%	272,192
Goldman Sachs:
Bear Stearns	2,000	12/20/17	(3.00)%	(265,179)
JPMorgan Chase:
Lennar	2,000	12/20/12	5.40%	(199,009)
Merrill Lynch & Co.:
Home Equity Index	4,836	7/25/45	0.18%	846

				$(3,606,101)

(3) Interest rate swap agreements outstanding at October 31, 2008:

	Notional Amount (000)	Termination Date	Rate Type		Unrealized Appreciation (Depreciation)
Swap Counterparty			Payments Made by Fund	Payments Received by Fund
Bank of America	$8,600	12/17/10	4.00%	3-Month USD-LIBOR	$(154,029)
Bank of America	12,000	1/27/15	3-Month USD-LIBOR	4.57%	374,248
Deutsche Bank	£4,200	12/15/35	4.00%	6-Month GBP-LIBOR	(41,586)
Deutsche Bank	¥550,000	12/15/35	6-Month JPY-LIBOR	2.50%	740,989
Goldman Sachs	555,000	12/15/35	6-Month JPY-LIBOR	2.50%	842,433
HSBC Bank	£9,300	9/15/10	6-Month GBP-LIBOR	5.00%	108,617
Merrill Lynch & Co.	$33,300	12/17/13	3-Month USD-LIBOR	4.00%	451,637
Merrill Lynch & Co.	1,900	12/17/23	5.00%	3-Month USD-LIBOR	(107,150)
Merrill Lynch & Co.	509,000	6/19/25	5.70%	3-Month USD-LIBOR	(47,704,282)
Merrill Lynch & Co.	350,000	6/21/26	3-Month USD-LIBOR	5.65%	52,906,372
Merrill Lynch & Co.	104,100	6/21/26	3-Month USD-LIBOR	5.80%	17,699,935
Morgan Stanley	21,750	12/17/18	5.00%	3-Month USD-LIBOR	(138,332)
Morgan Stanley	245,900	6/19/25	5.70%	3-Month USD-LIBOR	(23,046,135)
Morgan Stanley	245,900	6/21/26	3-Month USD-LIBOR	5.80%	41,809,934
Morgan Stanley	72,600	12/17/28	5.00%	3-Month USD-LIBOR	(5,161,141)
Royal Bank of Scotland	100	12/17/10	4.00%	3-Month USD-LIBOR	(1,801)
Royal Bank of Scotland	600	12/17/23	5.00%	3-Month USD-LIBOR	(23,819)
Royal Bank of Scotland	700	12/17/38	5.00%	3-Month USD-LIBOR	(66,540)

					$38,489,350

£/GBP - British Pound

¥/JPY - Japanese Yen

LIBOR - London Inter-Bank Offered Rate

(4) Forward foreign currency contracts outstanding at October 31, 2008:

	U.S.$ Value Origination Date	U.S.$ Value October 31, 2008	Unrealized Appreciation
Purchased:
457,381,000 Japanese Yen settling 11/5/08	$4,541,339	$4,650,714	$109,375
457,381,000 Japanese Yen settling 12/3/08	4,643,698	4,655,500	11,802
Sold:
1,076,700 Brazilian Real settling 12/2/08	600,000	500,892	99,108
3,870,000 British Pound settling 11/3/08	7,030,629	6,252,949	777,680
3,870,000 British Pound settling 12/9/08	6,315,066	6,239,433	75,633

			$1,073,598

The Fund received $3,998,729 principal value in U.S. Treasury Bills and $1,380,000 in cash as collateral for derivate contracts.

(5) Open reverse repurchase agreements at October 31, 2008:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Credit Suisse First Boston	3.00%	10/14/08	11/13/08	$128,880,031	$128,687,000
	4.00%	10/14/08	11/13/08	86,681,016	86,508,000

					$215,195,000

Details of underlying collateral for open reverse repurchase agreements at October 31, 2008, as reflected in the Schedule of Investments:

Counterparty	Description	Rate	Maturity Date	Principal	Market Value
Credit Suisse First Boston	Fannie Mae	4.25%	11/25/24	$389,327	$312,276
	Fannie Mae	5.00%	5/25/16	200,000	201,860
	Fannie Mae	5.273%	4/1/30	42,888	42,809
	Fannie Mae	5.39%	2/1/27	54,869	55,493
	Fannie Mae	5.50%	8/25/14	120,784	122,984
	Fannie Mae	5.50%	12/25/16	47,506	48,327
	Fannie Mae	5.50%	7/25/24	125,000	123,090
	Fannie Mae	5.50%	4/1/32	147,414	145,080
	Fannie Mae	5.50%	12/25/32	102,288	103,710
	Fannie Mae	5.50%	12/25/34	887,150	825,290
	Fannie Mae	5.50%	4/25/35	1,370,000	1,271,149
	Fannie Mae	5.611%	3/1/32	172,640	172,750

Counterparty	Description	Rate	Maturity Date	Principal	Market Value
	Fannie Mae	5.671%	12/1/28	$101,932	$102,936
	Fannie Mae	5.75%	6/25/33	100,000	93,135
	Fannie Mae	5.807%	8/25/43	2,500,000	2,407,384
	Fannie Mae	6.00%	2/25/17	103,162	106,542
	Fannie Mae	6.00%	4/25/17	360,105	371,076
	Fannie Mae	6.468%	11/1/27	82,224	84,861
	Fannie Mae	6.50%	5/1/13	61,871	63,366
	Fannie Mae	6.50%	10/1/13	49,654	50,853
	Fannie Mae	6.50%	2/1/14	433,193	443,456
	Fannie Mae	6.50%	6/25/23	338,894	353,916
	Fannie Mae	6.50%	4/1/27	37,841	38,760
	Fannie Mae	6.50%	11/18/27	581,344	595,389
	Fannie Mae	6.50%	2/1/28	722,097	738,505
	Fannie Mae	6.50%	4/1/28	66,426	67,997
	Fannie Mae	6.50%	9/1/28	139,879	143,188
	Fannie Mae	6.50%	11/1/28	966,603	989,470
	Fannie Mae	6.50%	1/1/29	77,586	79,421
	Fannie Mae	6.50%	2/1/29	46,247	47,341
	Fannie Mae	6.50%	3/1/29	638,252	652,952
	Fannie Mae	6.50%	4/1/29	93,711	95,869
	Fannie Mae	6.50%	6/1/29	69,352	70,949
	Fannie Mae	6.50%	7/1/29	1,036,783	1,060,661
	Fannie Mae	6.50%	8/1/31	105,600	107,107
	Fannie Mae	6.50%	9/25/31	2,051,800	2,081,015
	Fannie Mae	6.50%	10/1/31	127,942	129,731
	Fannie Mae	6.50%	11/1/31	61,442	62,291
	Fannie Mae	6.50%	3/25/32	3,607,102	3,625,932
	Fannie Mae	6.50%	6/1/32	76,607	77,569
	Fannie Mae	6.50%	8/1/32	205,158	207,072
	Fannie Mae	6.50%	9/1/32	123,031	124,046
	Fannie Mae	6.50%	12/25/41	1,521,536	1,583,135
	Fannie Mae	6.50%	8/25/42	386,885	404,475
	Fannie Mae	6.745%	12/1/25	135,797	138,747
	Fannie Mae	6.85%	12/18/27	86,578	89,787
	Fannie Mae	7.00%	6/1/09	49,233	49,560
	Fannie Mae	7.00%	7/18/12	320,064	330,898
	Fannie Mae	7.00%	1/1/13	176,248	184,529
	Fannie Mae	7.00%	2/1/15	28,742	30,193
	Fannie Mae	7.00%	3/1/16	332,430	346,463
	Fannie Mae	7.00%	5/1/16	181,181	190,880
	Fannie Mae	7.00%	11/1/16	227,680	234,399
	Fannie Mae	7.00%	5/1/17	28,443	29,957
	Fannie Mae	7.00%	11/1/17	163,890	172,865
	Fannie Mae	7.00%	7/1/21	904,426	941,969
	Fannie Mae	7.00%	11/1/24	138,475	143,812
	Fannie Mae	7.00%	6/18/27	65,588	69,093
	Fannie Mae	7.00%	12/1/27	39,228	40,854
	Fannie Mae	7.00%	6/1/28	35,966	37,315
	Fannie Mae	7.00%	2/1/29	62,229	64,514
	Fannie Mae	7.00%	3/1/29	198,762	206,216
	Fannie Mae	7.00%	4/1/29	271,941	283,580
	Fannie Mae	7.00%	5/1/29	83,784	86,861
	Fannie Mae	7.00%	6/1/29	49,315	51,126
	Fannie Mae	7.00%	9/1/29	111,920	116,030
	Fannie Mae	7.00%	10/1/29	29,128	30,198

Counterparty	Description	Rate	Maturity Date	Principal	Market Value
	Fannie Mae	7.00%	4/1/30	$8,978,949	$9,351,296
	Fannie Mae	7.00%	5/1/30	142,747	147,905
	Fannie Mae	7.00%	7/1/31	29,949	31,024
	Fannie Mae	7.00%	8/1/31	121,270	125,625
	Fannie Mae	7.00%	9/1/31	127,186	131,759
	Fannie Mae	7.00%	12/1/31	208,247	215,724
	Fannie Mae	7.00%	2/1/32	230,783	239,069
	Fannie Mae	7.00%	4/1/32	56,437	58,803
	Fannie Mae	7.00%	5/1/32	199,125	206,193
	Fannie Mae	7.00%	6/1/32	192,373	199,201
	Fannie Mae	7.00%	7/1/32	74,160	76,792
	Fannie Mae	7.00%	8/1/32	69,605	72,075
	Fannie Mae	7.00%	9/1/33	277,307	286,635
	Fannie Mae	7.00%	11/1/33	367,985	380,646
	Fannie Mae	7.00%	1/1/34	594,356	613,543
	Fannie Mae	7.00%	7/1/34	295,591	306,273
	Fannie Mae	7.00%	2/25/35	129,165	119,574
	Fannie Mae	7.00%	3/1/35	280,495	290,175
	Fannie Mae	7.00%	7/1/36	5,698,110	5,805,483
	Fannie Mae	7.00%	9/25/41	2,080,121	2,184,943
	Fannie Mae	7.00%	10/25/41	258,163	263,052
	Fannie Mae	7.00%	7/25/42	102,230	107,538
	Fannie Mae	7.00%	11/25/43	529,923	561,306
	Fannie Mae	7.00%	2/25/44	538,004	581,892
	Fannie Mae	7.00%	3/25/45	3,543,980	3,612,097
	Fannie Mae	7.00%	12/1/46	1,575,946	1,592,075
	Fannie Mae	7.065%	3/1/32	300,000	313,031
	Fannie Mae	7.50%	6/19/30	259,716	268,436
	Fannie Mae	7.50%	6/1/17	924,779	974,635
	Fannie Mae	7.50%	12/1/17	69,829	73,764
	Fannie Mae	7.50%	10/25/22	89,394	96,079
	Fannie Mae	7.50%	4/1/24	858,393	903,870
	Fannie Mae	7.50%	7/1/26	42,719	45,074
	Fannie Mae	7.50%	8/1/26	32,714	34,518
	Fannie Mae	7.50%	11/1/26	36,652	38,673
	Fannie Mae	7.50%	7/1/27	46,993	49,535
	Fannie Mae	7.50%	1/1/28	34,333	36,191
	Fannie Mae	7.50%	11/1/29	34,240	36,011
	Fannie Mae	7.50%	12/1/29	44,907	47,230
	Fannie Mae	7.50%	4/1/30	148,500	156,339
	Fannie Mae	7.50%	6/25/30	265,643	274,445
	Fannie Mae	7.50%	7/1/31	48,797	51,243
	Fannie Mae	7.50%	7/1/32	1,083,588	1,147,843
	Fannie Mae	7.50%	9/1/35	3,453,896	3,624,805
	Fannie Mae	7.50%	7/25/41	1,472,997	1,558,688
	Fannie Mae	7.50%	2/25/42	1,703,190	1,807,942
	Fannie Mae	7.50%	7/25/42	89,795	92,801
	Fannie Mae	7.50%	3/25/44	1,012,672	1,046,412
	Fannie Mae	7.70%	3/25/23	135,591	145,608
	Fannie Mae	7.75%	3/1/31	89,765	93,180
	Fannie Mae	7.815%	12/1/30	243,286	246,140
	Fannie Mae	8.00%	9/1/24	547,893	578,031
	Fannie Mae	8.00%	4/1/30	28,574	30,203
	Fannie Mae	8.00%	5/1/30	118,054	124,784
	Fannie Mae	8.00%	7/1/30	65,535	69,271

Counterparty	Description	Rate	Maturity Date	Principal	Market Value
	Fannie Mae	8.00%	7/19/30	$2,320,072	$2,495,915
	Fannie Mae	8.00%	8/1/30	52,666	55,668
	Fannie Mae	8.00%	5/1/31	136,141	143,903
	Fannie Mae	8.00%	7/1/31	621,197	657,185
	Fannie Mae	8.00%	8/1/31	36,252	38,319
	Fannie Mae	8.00%	10/1/31	455,029	480,541
	Fannie Mae	8.00%	11/1/31	60,374	63,810
	Fannie Mae	8.00%	1/1/32	37,716	39,863
	Fannie Mae	8.00%	6/1/32	34,267	36,214
	Fannie Mae	8.00%	8/1/32	3,503,842	3,737,776
	Fannie Mae	8.50%	4/1/16	108,849	121,540
	Fannie Mae	8.50%	6/18/27	1,889,681	2,062,707
	Fannie Mae	8.50%	6/25/30	179,651	186,969
	Fannie Mae	9.00%	12/1/19	9,575,573	10,708,110
	Fannie Mae	9.418%	5/15/21	1,374,790	1,519,987
	Fannie Mae	10.30%	4/25/19	59,476	62,408
	Freddie Mac	5.00%	10/15/16	200,000	201,357
	Freddie Mac	5.00%	11/15/16	250,000	254,127
	Freddie Mac	5.00%	2/15/24	68,225	66,255
	Freddie Mac	5.221%	9/1/31	141,885	142,889
	Freddie Mac	5.50%	12/1/31	100,187	97,969
	Freddie Mac	6.00%	10/15/12	113,218	116,016
	Freddie Mac	6.00%	9/15/16	449,294	464,630
	Freddie Mac	6.00%	12/15/16	4,727,839	4,887,935
	Freddie Mac	6.00%	3/15/17	63,834	66,006
	Freddie Mac	6.00%	4/1/17	1,730,484	1,750,653
	Freddie Mac	6.00%	12/15/28	1,364,263	1,369,979
	Freddie Mac	6.00%	3/1/33	2,665,119	2,661,141
	Freddie Mac	6.00%	2/1/34	78,280	78,468
	Freddie Mac	6.00%	3/15/35	110,973	105,235
	Freddie Mac	6.50%	11/1/16	2,077,874	2,131,166
	Freddie Mac	6.50%	4/15/18	300,000	306,823
	Freddie Mac	6.50%	8/1/21	29,183	29,804
	Freddie Mac	6.50%	10/15/23	3,000,000	3,090,044
	Freddie Mac	6.50%	12/15/23	102,054	103,967
	Freddie Mac	6.50%	6/15/31	17,951,747	18,191,651
	Freddie Mac	6.50%	12/15/31	100,000	101,061
	Freddie Mac	6.50%	6/15/32	1,723,893	1,731,783
	Freddie Mac	6.50%	7/15/32	7,457,271	7,604,967
	Freddie Mac	6.50%	7/1/37	8,904,025	8,949,102
	Freddie Mac	6.50%	2/25/43	143,938	143,190
	Freddie Mac	6.50%	9/25/43	134,910	141,468
	Freddie Mac	6.90%	9/15/23	2,161,509	2,275,191
	Freddie Mac	6.95%	7/15/21	1,040,774	1,112,757
	Freddie Mac	7.00%	9/1/11	1,821,931	1,909,029
	Freddie Mac	7.00%	7/15/12	211,654	213,317
	Freddie Mac	7.00%	9/1/12	266,998	281,632
	Freddie Mac	7.00%	10/1/12	36,946	38,971
	Freddie Mac	7.00%	12/1/12	29,469	31,084
	Freddie Mac	7.00%	7/1/13	1,215,178	1,273,270
	Freddie Mac	7.00%	9/1/14	727,675	768,091
	Freddie Mac	7.00%	11/1/14	171,207	180,785
	Freddie Mac	7.00%	4/1/16	58,735	61,904
	Freddie Mac	7.00%	7/1/16	58,482	61,733
	Freddie Mac	7.00%	3/1/17	43,295	44,722

Counterparty	Description	Rate	Maturity Date	Principal	Market Value
	Freddie Mac	7.00%	6/1/17	$1,426,584	$1,504,082
	Freddie Mac	7.00%	8/1/21	1,103,530	1,147,875
	Freddie Mac	7.00%	9/1/21	1,346,421	1,400,525
	Freddie Mac	7.00%	1/15/24	1,949,285	2,051,596
	Freddie Mac	7.00%	3/15/24	100,000	104,989
	Freddie Mac	7.00%	9/15/25	1,083,792	1,138,109
	Freddie Mac	7.00%	7/1/26	2,928,822	2,991,317
	Freddie Mac	7.00%	7/15/27	1,483,839	1,559,036
	Freddie Mac	7.00%	3/15/29	4,311,000	4,380,803
	Freddie Mac	7.00%	3/1/31	148,972	153,103
	Freddie Mac	7.00%	6/15/31	2,491,641	2,562,555
	Freddie Mac	7.00%	10/1/31	1,016,348	1,044,534
	Freddie Mac	7.00%	1/1/32	475,845	491,810
	Freddie Mac	7.00%	3/1/32	28,317	29,247
	Freddie Mac	7.00%	4/1/32	152,783	156,895
	Freddie Mac	7.00%	1/1/36	625,259	642,599
	Freddie Mac	7.00%	6/1/36	10,346,591	10,467,193
	Freddie Mac	7.00%	7/1/36	1,263,497	1,278,225
	Freddie Mac	7.00%	8/1/36	9,733,802	9,847,262
	Freddie Mac	7.00%	9/1/36	7,444,963	7,531,744
	Freddie Mac	7.00%	11/1/36	2,443,916	2,473,794
	Freddie Mac	7.00%	12/1/36	1,039,747	1,051,867
	Freddie Mac	7.00%	1/1/37	8,265,433	8,361,777
	Freddie Mac	7.00%	2/25/43	1,114,592	1,200,841
	Freddie Mac	7.00%	9/25/43	472,497	498,667
	Freddie Mac	7.50%	1/1/16	128,423	135,289
	Freddie Mac	7.50%	5/15/24	1,325,000	1,418,169
	Freddie Mac	7.50%	8/1/24	527,400	557,917
	Freddie Mac	7.50%	4/1/26	46,056	48,621
	Freddie Mac	7.50%	6/1/26	299,094	315,752
	Freddie Mac	7.50%	7/1/26	187,214	197,641
	Freddie Mac	7.50%	12/1/26	614,379	648,596
	Freddie Mac	7.50%	3/15/28	281,630	290,808
	Freddie Mac	7.50%	12/1/30	1,381,672	1,458,622
	Freddie Mac	7.50%	5/1/32	1,005,941	1,062,932
	Freddie Mac	7.50%	7/25/32	297,815	300,381
	Freddie Mac	7.50%	7/1/33	297,461	308,811
	Freddie Mac	7.50%	3/1/37	1,410,815	1,458,915
	Freddie Mac	7.50%	2/25/42	88,329	96,666
	Freddie Mac	8.00%	2/15/22	56,042	57,260
	Freddie Mac	8.00%	8/15/22	108,107	116,809
	Freddie Mac	8.00%	8/1/24	70,954	75,016
	Freddie Mac	8.00%	12/1/26	873,437	923,994
	Freddie Mac	8.00%	4/15/30	281,316	296,844
	Freddie Mac	8.50%	4/15/22	396,377	416,232
	Ginnie Mae	6.50%	6/20/32	98,717	100,121
	Ginnie Mae	7.00%	3/20/31	5,544,697	5,749,726
	Ginnie Mae	7.25%	7/16/28	191,202	194,412
	Ginnie Mae	7.50%	6/20/26	179,180	195,830
	Ginnie Mae	8.00%	3/20/30	481,864	516,865

					$232,344,305

Fair Value Measurements–Effective February 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended October 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at October 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$264,184
Level 2 - Other Significant Observable Inputs	846,803,356	35,956,847
Level 3 - Significant Unobservable Inputs	184,618	—

Total	$846,987,974	$36,221,031

A roll forward of fair value measurements using significant unobservable inputs (Level 3) at October 31, 2008, were as follows:

Investments in Securities
Beginning balance, 1/31/08	$194,333
Net purchases (sales) and settlements	(5,905)
Accrued discounts (premiums)	131
Total realized and unrealized gain (loss)	(3,941)
Transfers in and/or out of Level 3	—

Ending balance, 10/31/08	$184,618

Item 2.	Controls and Procedures

(a)	The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Strategic Global Government Fund, Inc.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date:	December 30, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date:	December 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date:	December 30, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date:	December 30, 2008

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